CONSOLIDATED STATEMENT OF CHANGE IN EQUITY - USD ($) $ in Thousands	Attributable to equity holders of the Company	Share capital	Share premium	Treasury shares	Contributed surplus	Capital reserve	Hedging reserve	Share-based payment reserve	Currency translation reserve	Other reserves	Retained earnings	Non-controlling interest	Total
Balance at period beginning at Dec. 31, 2021	$ 1,372,062	$ 1,419	$ 289,812	$ (23,294)	$ 685,913	$ (36,259)	$ (6,669)	$ 922	$ (2,624)	$ 2,194	$ 460,648	$ 13,837	$ 1,385,899
Profit after tax	227,396										227,396	11,181	238,577
Other comprehensive income/(loss)	33,309						31,446		1,863			203	33,512
Total comprehensive income/(loss)	260,705						31,446		1,863		227,396	11,384	272,089
Share-based payment reserve - Value of employee services	1,372							1,372					1,372
Purchases of treasury shares	(27,661)			(27,661)									(27,661)
Share options exercised	1,338			3,324				(153)		(1,833)			1,338
Dividends paid	(126,705)										(126,705)		(126,705)
Acquisition of subsidiary with non-controlling interests												10,327	10,327
Changes in interest in non-controlling interest	(4,343)										(4,343)	84,343	80,000
Transfer to tonnage tax reserve	(36)									(36)		(33)	(69)
Total transactions with owners, recognised directly in equity	(156,035)			(24,337)				1,219		(1,869)	(131,048)	94,637	(61,398)
Balance at period end at Dec. 31, 2022	1,476,732	1,419	289,812	(47,631)	685,913	(36,259)	24,777	2,141	(761)	325	556,996	119,858	1,596,590
Profit after tax	469,957										469,957	23,042	492,999
Other comprehensive income/(loss)	(51,139)						(52,319)		1,180			1,154	(49,985)
Total comprehensive income/(loss)	418,818						(52,319)		1,180		469,957	24,196	443,014
Share-based payment reserve - Value of employee services	1,696							1,696					1,696
Purchases of treasury shares	(23,698)			(23,698)									(23,698)
Share options exercised	1,658			2,676				68		1,833	(2,919)		1,658
Shares cancellation		(19)	(3,959)	12,215							(8,237)
Dividends paid	(405,493)										(405,493)	(27,607)	(433,100)
Transfer to tonnage tax reserve										825	(825)
Total transactions with owners, recognised directly in equity	(425,837)	(19)	(3,959)	(8,807)				1,764		2,658	(417,474)	(27,607)	(453,444)
Balance at period end at Dec. 31, 2023	1,469,713	1,400	285,853	(56,438)	685,913	(36,259)	(27,542)	3,905	419	2,983	609,479	116,447	1,586,160
Profit after tax	354,296										354,296	40,572	394,868
Other comprehensive income/(loss)	33,501						41,377		(846)	(7,030)		(176)	33,325
Total comprehensive income/(loss)	387,797						41,377		(846)	(7,030)	354,296	40,396	428,193
Effects of re-domiciliation		285,853	(285,853)		(685,913)	685,913
Share-based payment reserve - Value of employee services	2,016							2,016					2,016
Share capital reduction of subsidiary												(4,500)	(4,500)
Purchases of treasury shares	(100)			(100)									(100)
Sale of treasury shares	1,091			1,091									1,091
Issue of new shares	332,615	332,615											332,615
Share options exercised	575			7,060				(3,342)			(3,143)		575
Dividends paid	(388,461)										(388,461)	(21,657)	(410,118)
Changes in interest in non-controlling interest	(215)										(215)	1,777	1,562
Transfer to tonnage tax reserve										6,162	(6,162)
Total transactions with owners, recognised directly in equity	(52,479)	618,468	$ (285,853)	8,051	$ (685,913)	685,913		(1,326)		6,162	(397,981)	(24,380)	(76,859)
Balance at period end at Dec. 31, 2024	$ 1,805,031	$ 619,868		$ (48,387)		$ 649,654	$ 13,835	$ 2,579	$ (427)	$ 2,115	$ 565,794	$ 132,463	$ 1,937,494